Accrued expenses and other current liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Accrued expenses and other current liabilities	Accrued expenses and other current liabilities:
Accrued expenses and other current liabilities are comprised of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Accrued salaries and other payroll liabilities	$610	$36
Accrued professional services	3,414	1,962
Other accrued expenses and current liabilities	2,699	193
Total	$6,723	$2,191
The majority of other accrued expenses and current liabilities relate to R&D consumables received by the Company but not yet billed by the suppliers.